Shareholder Report, Line Graph (Details) - USD ($)												1 Months Ended		2 Months Ended	3 Months Ended					4 Months Ended	5 Months Ended			6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended					10 Months Ended	11 Months Ended			12 Months Ended				13 Months Ended	14 Months Ended	15 Months Ended					16 Months Ended	17 Months Ended		18 Months Ended		19 Months Ended	21 Months Ended				22 Months Ended	23 Months Ended		24 Months Ended	25 Months Ended	27 Months Ended			29 Months Ended		30 Months Ended	33 Months Ended			35 Months Ended		39 Months Ended		41 Months Ended		45 Months Ended	47 Months Ended		53 Months Ended		59 Months Ended	65 Months Ended	71 Months Ended	77 Months Ended	83 Months Ended	89 Months Ended
	Jul. 29, 2025	Jun. 24, 2024	Jun. 14, 2024	Dec. 14, 2023	Jul. 19, 2023	Dec. 12, 2022	May 17, 2022	Dec. 02, 2021	Apr. 12, 2021	Sep. 24, 2018	Apr. 05, 2018	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Nov. 30, 2023	Nov. 30, 2024	Aug. 31, 2021	Aug. 31, 2018	Nov. 30, 2024	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	May 31, 2024	May 31, 2025	Feb. 28, 2022	Aug. 31, 2019	Aug. 31, 2025	May 31, 2025	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Nov. 30, 2024	Aug. 31, 2022	Aug. 31, 2019	May 31, 2025	May 31, 2024	Feb. 28, 2025	Aug. 31, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	May 31, 2025	Feb. 28, 2023	Aug. 31, 2020	Nov. 30, 2024	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Aug. 31, 2020	May 31, 2025	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2021	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
PGIM Jennison Better Future ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value				$ 10,000.00												$ 11,386.37									$ 11,552.55					$ 12,412.91										$ 12,285.10					$ 11,845.25							$ 11,688.65			$ 12,201.06
PGIM Jennison Focused Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value						$ 10,000.00											$ 10,366.03									$ 12,156.61					$ 13,137.85										$ 13,884.10					$ 16,339.13							$ 16,653.99			$ 17,745.07						$ 18,964.60		$ 18,885.77					$ 19,507.35	$ 21,173.23
PGIM JENNISON FOCUSED MID-CAP ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value				10,000.00												10,580.89									10,540.97					11,117.80										12,532.47					11,860.16							11,548.66			12,244.61
PGIM JENNISON FOCUSED VALUE ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value						10,000.00											9,765.21									9,935.58					10,764.32										10,996.95					12,548.76							13,210.92			14,147.98						15,148.06		15,040.90					14,415.48	15,876.95
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value				10,000.00												10,858.39									11,041.70					11,607.79										10,809.78					11,335.98							12,047.39			12,402.69
PGIM PORTFOLIO BALLAST ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value						10,000.00											9,844.11									10,178.30					10,702.06										10,761.48					11,566.67							11,903.27			12,593.02						13,349.58		13,183.19					13,099.90	13,965.55
PGIM AAA CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value					$ 10,000.00								$ 10,086.75							$ 10,293.04							$ 10,533.53							$ 10,745.41								$ 10,912.10							$ 11,106.17					$ 11,265.98					$ 11,400.02				$ 11,578.15
PGIM ACTIVE AGGREGATE BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value									$ 10,000.00													$ 10,259.43														$ 9,793.74														$ 8,965.12										$ 8,794.46							$ 8,882.46						$ 9,145.97				$ 9,604.41			$ 9,717.10		$ 9,935.89
PGIM ACTIVE HIGH YIELD BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value										$ 10,000.00																											$ 10,819.80																								$ 11,386.86													$ 12,639.78							$ 11,247.75			$ 11,958.48		$ 13,411.07		$ 14,642.51
PGIM CORPORATE BOND 0-5 YEAR ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value	$ 10,000.00											$ 10,096.03
PGIM CORPORATE BOND 5-10 YEAR ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value	10,000.00											10,116.82
PGIM CORPORATE BOND 10+ YEAR ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value	10,000.00											10,043.77
PGIM FLOATING RATE INCOME ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value							$ 10,000.00											$ 10,088.59														$ 10,464.52															$ 11,028.77										$ 11,712.90								$ 12,199.49						$ 12,682.61				$ 13,136.08
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value			$ 10,000.00												$ 10,276.60									$ 10,393.55					$ 10,434.84										$ 10,325.32					$ 10,477.51
PGIM SHORT DURATION HIGH YIELD ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value				10,000.00												10,152.65									10,344.87					10,661.45									11,182.52	10,862.88					11,055.85										11,491.39
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value					10,000.00								10,078.81							10,266.67							10,464.20							10,587.89								10,882.32							10,983.55					11,152.04					11,250.44				11,485.57
PGIM TOTAL RETURN BOND ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value								$ 10,000.00											$ 9,598.99														$ 8,718.98															$ 8,603.99										$ 8,742.76								$ 9,055.81						$ 9,527.07				$ 9,669.27			$ 9,893.39
PGIM ULTRA SHORT BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value											$ 10,000.00												$ 10,108.29																												$ 10,391.10																	$ 10,598.22										$ 10,701.93					$ 10,724.22		$ 11,293.99		$ 12,029.52		$ 12,664.25
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Net Asset Value (NAV)
Accumulated Value		$ 10,000.00												$ 10,121.81							$ 10,186.55							$ 10,296.78							$ 10,366.28								$ 10,508.67
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI ACWI Index
Accumulated Value				10,000												10,994.15109931028									11,410.540982811306					12,153.832029085926										12,611.72588476802					12,649.82744934218							12,968.30360278946			14,073.492004365362
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI ACWI ex USA Index
Accumulated Value				10,000												10,661.34627976268									11,110.624735444502					11,680.516313881761										11,303.229494148274					11,690.247846582284							12,638.439192391004			13,481.898987407927
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P 500 Index
Accumulated Value				10,000		10,000										11,197.577478740304	9,771.6131115053558								11,635.464276938816	10,333.210345436904				12,495.606452473134	11,188.842206735762									13,389.116843616821	11,383.981783127412				13,258.621054397647	12,747.301803313738						13,208.930610903622	13,245.791336690121		14,479.859212774114	14,224.975622408347						15,242.146223989825		15,093.590055265238					15,037.022544912088	16,483.845350047017
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US Aggregate Bond Index
Accumulated Value	10,000			10,000	10,000		10,000	$ 10,000	$ 10,000	10,000	10,000	10,119.63629158	9,936.12898596			10,207.992162477271		9,798.745949978289	$ 9,650.6407813091555	9,962.3950434205526		$ 10,277.240573690347	10,050.78155995164		10,212.26630296959		10,169.605052273941			10,701.343232692083		9,590.2659611715226	$ 8,901.8202762996461	10,173.863119879497		$ 9,858.6972981218678	11,088.659015620913		10,769.777504576128	10,687.512306155226		10,661.100877931367			10,800.897089263177		9,681.8255984791849	$ 8,712.4234492937412	10,647.321962533697	$ 9,093.7330997016634	11,073.206776164698			10,760.280362657095	11,036.983321251482		9,909.3261229454656	$ 8,795.6021989048368	10,729.277803033139	$ 8,900.2530988407634	11,806.452894454795		10,995.478793395108		10,388.242698315986	$ 9,002.2785217629935	$ 8,985.2250849124339	11,790.000396727464			10,484.883802252778	$ 9,437.357592396389	$ 9,196.357107326292	11,796.520780456956	10,714.062609277031	$ 9,525.152677904287	$ 9,640.8159733562152	11,780.08212330346	$ 9,733.353662160971	$ 9,730.50381812207	10,438.055887996	$ 9,943.1933718492182	10,423.510275328908	10,313.507178434395	10,299.135126563193	11,066.01379570708	11,050.593112759201	11,413.091519468333	11,397.187177667758
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,000											10,170.75319782376	10,326.610881887771						10,296.311487862975			10,454.09324027472				10,298.362349224468	10,456.175529249873						10,048.764925708259				10,202.753248751991				10,178.576854128154	10,334.554428718344
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Russell 1000 Growth Index
Accumulated Value						10,000											9,885.2878650686653									11,151.306016493718					12,204.69335072007										12,616.819428800178					14,425.482709589442							14,898.304581931015			15,957.995887514295						17,416.63304468264		17,274.185374303961					17,523.648004901213	19,560.904100560798
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Russell Midcap Index
Accumulated Value				10,000												11,212.855223639936									11,383.026240694071					12,080.466574973179										13,366.406318500123					12,586.231113835447							$ 12,558.106310438914			13,600.152687126105
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Russell 1000 Value Index
Accumulated Value						10,000											9,738.286311502914									9,460.0006110858212					10,161.230577837779										10,135.512374442253					11,103.036517652348							11,513.92250605896			12,310.288544751784						13,132.047529184216		12,852.134644472158					12,539.762748270779	13,458.553796922914
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Custom Blended Index
Accumulated Value						$ 10,000											$ 9,852.7174453183816									$ 10,278.950818908035					$ 10,757.21705384758										$ 10,915.939180603396					$ 11,746.460177647572							$ 12,035.286546095935			$ 12,751.804184080655						$ 13,288.179934595482		$ 13,285.355493158811					$ 13,323.593673701318	$ 14,190.280907619752
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						JP Morgan CLOIE AAA Index
Accumulated Value					10,000								10,057.894							10,249.518443483421							10,469.970910696587							10,666.738725536345								10,827.10709516327							11,008.527381700007					11,164.645455883758					11,301.267260559263				11,469.824771014786
Bloomberg US High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US High Yield Very Liquid Index
Accumulated Value										$ 10,000																											$ 10,662.537032047358																								$ 11,102.497018195227													$ 12,076.295640791681							$ 10,713.516217148337			$ 11,484.552345040776		$ 12,924.666230618754		$ 13,955.792389679989
Bloomberg US Corporate 0-5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US Corporate 0-5 Year Index
Accumulated Value	10,000											10,096.546
Bloomberg US Corporate 5-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US Corporate 5-10 Year Index
Accumulated Value	10,000											10,130.831
Bloomberg US Corporate 10+ Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US Corporate 10+ Year Index
Accumulated Value	$ 10,000											$ 10,066.53650516
S&P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						S&P UBS Leveraged Loan Index
Accumulated Value							$ 10,000											$ 10,130.16177601012														$ 10,467.638715788155															$ 11,049.999900345205										$ 11,657.439292644938								$ 12,133.918920393991						$ 12,611.909343302563				$ 12,997.443280592459
Bloomberg 1-15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg 1-15 Year Municipal Index
Accumulated Value			$ 10,000												$ 10,309.510736064938									$ 10,387.827645000105					$ 10,454.873854864369										10,317.602520001545					$ 10,509.204404220867
Bloomberg 1-3 Year High Yield Corporate 1% Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg 1-3 Year High Yield Corporate 1% Capped Index
Accumulated Value				$ 10,000												$ 10,315.107040137444									$ 10,487.935963376985					$ 10,864.953171182169									$ 11,504.674893103465	$ 11,140.670182954258					$ 11,366.750709258222										$ 11,807.924762526489
Bloomberg US Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg US Government/Credit 1-3 Year Index
Accumulated Value					$ 10,000								$ 10,035.49019901							$ 10,179.397714839786							$ 10,303.31391603498							$ 10,384.851525163742								$ 10,662.932957944109							$ 10,726.725467565027					$ 10,874.4515491213					$ 10,992.677338662992				$ 11,157.774150546689
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						ICE BofA US 3-Month Treasury Bill Index
Accumulated Value											$ 10,000												$ 10,079.107736665313																												$ 10,317.330060369815																	$ 10,447.801452851509										$ 10,455.765031608627					$ 10,494.68381166202		$ 10,941.129458077863		$ 11,540.938217993182		$ 12,058.399577516049
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																						Bloomberg 1 Year Municipal Bond Index
Accumulated Value		$ 10,000												$ 10,131.585043786594							$ 10,177.917805681898							$ 10,271.973312330647							$ 10,313.672798029986								$ 10,461.937636097453